PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Less: Accumulated depreciation	$ (993,688)	$ (934,473)
Total	1,777,889	1,888,052	$ 1,757,213
Property plant and equipment		2,822,525	2,447,427
Less: Accumulated depreciation		(941,866)	(690,214)
Computers and software [Member]
Property plant and equipment		141,490	149,005
Vehicles [Member]
Property plant and equipment	94,735	96,657	105,057
Leasehold Improvements [Member]
Property plant and equipment	508,920	519,278	560,711
Furniture, fixtures and equipment [Member]
Property plant and equipment	2,027,470	2,065,100	$ 1,632,654
Computer Equipment [Member]
Property plant and equipment	$ 140,452	$ 141,490